Dividends on ordinary shares and preference shares	12 Months Ended
Dec. 31, 2023
Dividends On Ordinary Shares [Abstract]
Dividends on ordinary shares and preference shares	Dividends on ordinary shares and preference shares
The 2023 financial statements include £1,348m (2022: £200m, 2021: £794m) of dividends paid on ordinary shares. This comprises a 2022 interim dividend of £700m (2021; £200m, 2020: £174m) and one interim dividend in relation to 2023 of £648m (2022: £nil, 2021: two interim dividends totalling £620m).
This results in a total dividend for the year of £0.58 (2022: £0.09, 2021: £0.34) per ordinary share.
Dividends paid on preference shares amounted to £40m (2022: £31m, 2021; £27m). Dividends paid on the Euro preference shares amounted to
£333.36 per share (2022: £53.42, 2021: £14.37). Dividends paid on the US Dollar preference shares amounted to £499.58 per share (2022: £511.27,
2021: £459.69).
The Directors have approved an interim dividend in respect of 2023 of £852m. The financial statements for the year ended 31 December 2023 do not reflect this dividend, which will be accounted for in shareholders’ equity as an appropriation of retained profits in the year ending 31 December 2024.